Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment, including right-of-use assets of US$1.17 million and US$1.07 million at December 31, 2025 and December 31, 2024, respectively	$ 7,576,802	$ 6,821,049
Investment in associate	15,796,421
Deferred tax assets	302,978	37,844
Other assets	251,725	188,736
Non-current assets, total	23,927,926	7,047,629
Current assets
Development properties	86,921,711	61,544,287
Receivables, including amounts due from holding companies and related parties of US$0.39 million and US$0.11 million at December 31, 2025 and December 31, 2024, respectively	22,243,647	532,268
Prepayments and other assets	4,538,023	2,507,057
Cash and cash equivalents	14,670,545	15,043,201	[1]
Current assets, total	128,373,926	79,626,813
Total assets	152,301,852	86,674,442
Equity
Share capital	23,403	16,456
Accumulated losses	(35,589,078)	(8,875,785)
Additional paid-in capital	52,981,832	10,399,063
Foreign currency translation reserve	(304,421)	(165,458)
Total equity	17,111,736	1,374,276
Non-current liabilities
Lease liabilities	731,304	683,572
Deferred tax liability	7,658,381
Non-current liabilities, total	8,389,685	683,572
Current liabilities
Lease liabilities - current	514,018	415,466
Payables, including amount due to holding companies and related parties of US$109.34 million and US$59.71 million at December 31, 2025 and December 31, 2024, respectively	126,286,413	84,201,128
Current liabilities, total	126,800,431	84,616,594
Total liabilities	135,190,116	85,300,166
Total equity and liabilities	$ 152,301,852	$ 86,674,442

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.